Debt, Scheduled Principal Repayments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Principal Repayments [Abstract]
December 31, 2026	$ 12,026
December 31, 2027	12,026
December 31, 2028	12,026
December 31, 2029	12,026
December 31, 2030 and thereafter	170,396
Total	218,500	$ 265,247
Financing Costs [Abstract]
Net additions in deferred financing costs	$ 1,807	$ 3,024